Note 2 - Summary of Significant Accounting Policies: f. Cash Equivalents (Policies)	12 Months Ended
Sep. 30, 2016
Policies
f. Cash Equivalents

f.     Cash Equivalents – For the purposes of the statement of cash flows, we consider all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.  Balances are insured by the Federal Deposit Insurance Corporation up to $250,000 for accounts at each financial institution.